SCHEDULE OF RESTRICTED BANK DEPOSITS CASH AND BANK BALANCES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Restricted bank deposits	$ 246,428	$ 253,188
Cash and bank balances	193,156	966,807	$ 337,469	$ 2,963,301
Total	$ 439,584	$ 1,219,995